Commitments	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2025, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $19 million for mobile equipment purchases and rebuilds and $1 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2026.
•For payments of $5 million for mobile equipment purchases, $5 million related to mill and process plant optimization and $4 million related to infrastructure upgrades at the Goose Mine, all of which is expected to be incurred in 2026.
•For payments of $5 million for mobile equipment purchases at the Masbate Mine, all of which is expected to be incurred in 2026.